UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    February 13, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	53

Form 13F Information Table Value Total:   	$104,012



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1853    15025 SH       SOLE                    15025
ACE LTD                        COM              G0070K103     3152   107425 SH       SOLE                   107425
ALLSTATE CORP                  COM              020002101     3062    82770 SH       SOLE                    82770
ALLTEL CORP                    COM              020039103     3961    77675 SH       SOLE                    77675
AMERISOURCEBERGEN CORP         COM              03073E105     3142    57854 SH       SOLE                    57854
AOL TIME WARNER INC            COM              00184A105     2301   175635 SH       SOLE                   175635
AT&T WIRELESS CORP             COM              00209A106     1349   238699 SH       SOLE                   238699
AVENTIS                        COM              053561106     1880    34700 SH       SOLE                    34700
BANK ONE CORP                  COM              06423A103     2834    77530 SH       SOLE                    77530
BERKSHIRE HATHAWAY INC - CL B  COM              084670207     2304      951 SH       SOLE                      951
BOEING CO                      COM              097023105     1968    59650 SH       SOLE                    59650
BP AMOCO PLC SPONS ADR F       COM              055622104      246     6055 SH       SOLE                     6055
BRISTOL-MYERS SQUIBB           COM              110122108     2566   110841 SH       SOLE                   110841
BURLINGTON RESOURCES           COM              122014103     3727    87384 SH       SOLE                    87384
CENTURYTEL, INC.               COM              156700106     2003    68190 SH       SOLE                    68190
CHEVRONTEXACO CORP             COM              166764100     2752    41402 SH       SOLE                    41402
CITIGROUP INC                  COM              172967101      268     7614 SH       SOLE                     7614
DELL COMPUTERS                 COM              247025109     2767   103460 SH       SOLE                   103460
EARTH SEARCH SCIENCES INC.     COM              270313109        0    10000 SH       SOLE                    10000
EXXON MOBIL CORP               COM              30231G102      187     5344 SH       SOLE                     5344
FLEETBOSTON FINANCIAL CORP     COM              339030108     3355   138074 SH       SOLE                   138074
FORTUNE BRANDS                 COM              349631101     2512    54015 SH       SOLE                    54015
GENERAL ELECTRIC               COM              369604103      464    19042 SH       SOLE                    19042
HEALTHSOUTH CORP               COM              421924101      838   199580 SH       SOLE                   199580
HONEYWELL INC                  COM              438516106     1623    67605 SH       SOLE                    67605
INTEL CORP                     COM              458140100     2110   135545 SH       SOLE                   135545
INTL BUS MACHINES              COM              459200101      272     3505 SH       SOLE                     3505
IVAX CORP                      COM              465823102     3245   267545 SH       SOLE                   267545
JOHNSON & JOHNSON              COM              478160104      245     4570 SH       SOLE                     4570
JP MORGAN CHASE & CO           COM              46625H100     1156    48167 SH       SOLE                    48167
KERR MCGEE CORP                COM              492386107     2920    65915 SH       SOLE                    65915
KIMBERLY CLARK                 COM              494368103     2245    47300 SH       SOLE                    47300
KROGER                         COM              501044101     3305   213925 SH       SOLE                   213925
LILLY ELI CO                   COM              532457108      219     3450 SH       SOLE                     3450
MB FINANCIAL INC               COM              55264U108      304     8725 SH       SOLE                     8725
MOTOROLA                       COM              620076109     1870   216195 SH       SOLE                   216195
NATIONAL SEMICONDUCTOR CORP    COM              637640103     2404   160150 SH       SOLE                   160150
NEWS CORP LTD ADR NEW          COM              652487703     3464   131965 SH       SOLE                   131965
NORTHROP CORP                  COM              666807102     1575    16235 SH       SOLE                    16235
PFIZER INC                     COM              717081103      199     6520 SH       SOLE                     6520
SARA LEE CORP                  COM              803111103     3165   140595 SH       SOLE                   140595
SUNGUARD DATA SYSTEMS          COM              867363103      220     9320 SH       SOLE                     9320
TARGET CORP                    COM              87612E106     2058    68598 SH       SOLE                    68598
TELEFON DE MEXICO              COM              879403780      224     7000 SH       SOLE                     7000
TEXAS INSTRUMENTS              COM              882508104     2138   142450 SH       SOLE                   142450
TYCO INTERNATIONAL LTD         COM              902124106     2024   118510 SH       SOLE                   118510
UNISYS CORP                    COM              909214108     3098   312950 SH       SOLE                   312950
UNUMPROVIDENT CORPORATION      COM              91529Y106     2263   128995 SH       SOLE                   128995
UTILITY SECTOR SPDR            COM              81369Y886     3973   207480 SH       SOLE                   207480
VERIZON COMMUNICATIONS         COM              92343V104      214     5527 SH       SOLE                     5527
WAL-MART STORES                COM              931142103     3378    66880 SH       SOLE                    66880
WALT DISNEY CO                 COM              254687106     2050   125706 SH       SOLE                   125706
WASHINGTON MUTUAL INC          COM              939322103     2559    74116 SH       SOLE                    74116